PROVISIONS FOR ONEROUS CONTRACTS - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS FOR ONEROUS CONTRACTS
Current Liabilities	R$ 40,196	R$ 3,913	R$ 9,436	R$ 12,048
Non-current Laibilities	414,705	361,934	715,942	2,067,179
Total onerous contracts provision	R$ 454,901	R$ 365,847	R$ 725,378	R$ 2,079,227